Consolidated Statements of Operations - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Revenues
Franchise fees		$ 1,154		$ 1,087		$ 905
Base and other management fees		242		230		227
Incentive management fees		142		138		133
Owned and leased hotels		1,452		1,596		1,776
Other revenues		82		71		80
Total revenues excluding reimbursement revenue		3,072		3,122		3,121
Other revenues from managed and franchised properties		4,310		4,011		3,567
Total revenues		7,382		7,133		6,688
Expenses
Owned and leased hotels		1,295		1,414		1,586
Depreciation and amortization		364		385		363
Impairment loss		15		9		0
General and administrative		403		537		411
Other expenses		51		40		58
Total expenses excluding cost of reimbursable expense		2,128		2,385		2,418
Other expenses from managed and franchised properties		4,310		4,011		3,567
Total expenses		6,438		6,396		5,985
Gain on sales of assets, net		8		163		0
Operating income		952		900		703
Interest expense		(394)		(377)		(416)
Gain (loss) on foreign currency transactions		(16)		(41)		26
Other non-operating income, net		14		51		20
Income from continuing operations before income taxes		556		533		333
Income tax benefit (expense)		(564)		348		(154)
Income (loss) from continuing operations, net of taxes		(8)		881		179
Income from discontinued operations, net of taxes		372		535		503
Net income		364		1,416		682
Net income attributable to noncontrolling interests		(16)		(12)		(9)
Net income attributable to Hilton Stockholders		$ 348		$ 1,404		$ 673
Earnings per share: Basic
Net income (loss) from continuing operations per share		$ (0.05)	[1]	$ 2.67		$ 0.53	[2]
Net income from discontinued operations per share		1.11	[1]	1.60		1.52	[2]
Net income per share, basic		1.06		4.27		2.05	[2]
Earnings per share: Diluted
Net income (loss) from continuing operations per share		(0.05)	[1]	2.66	[1]	0.53	[2]
Net income from discontinued operations per share		1.11		1.60		1.52	[2]
Net income per share, diluted		1.06	[1]	4.26	[1]	2.05	[2]
Cash dividends declared per share	[2]	$ 0.84		$ 0.42		$ 0.00

[1]	The sum of the earnings per share for the four quarters differs from annual earnings per share due to the required method of computing the weighted average shares outstanding in interim periods.
[2]	Weighted average shares outstanding used in the computation of basic and diluted earnings per share and cash dividends declared per share were adjusted to reflect the 1-for-3 reverse stock split that occurred on January 3, 2017.